Loans Receivable	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans Receivable
Note 4.	Loans Receivable

Loans receivable at December 31, 2011 and 2010 are summarized as follows:

	2011	2010
First mortgage loans:
1-4 Family residential real estate	$138,581,219	$141,061,321
Multifamily real estate	48,656,251	57,461,170
Commercial real estate	67,322,328	69,253,792
Construction and land development	2,111,575	4,193,756
Total first mortgage loans	256,671,373	271,970,039

Consumer loans:
Automobile	13,829,186	13,548,710
Second mortgage	43,897,879	51,349,053
Other	3,666,196	4,282,717
Total consumer loans	61,393,261	69,180,480

Total loans	318,064,634	341,150,519

Undisbursed portion of construction loans	(470,938)	(295,609)
Unearned premiums, net	22,340	83,528
Net deferred loan origination fees	(392,443)	(331,010)
Allowance for loan losses	(5,845,730)	(6,146,861)
	$311,377,863	$334,460,567

Activity in the allowance for loan losses by segment for the years ended December 31, 2011 and 2010 are summarized in the following tables.

	For the Year Ended December 31, 2011
				1-4 Family
	Commercial	Construction and	Multi-Family	Residential
	Real Estate	Land Development	Real Estate	Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning balance	$2,555,094	$354,911	$803,850	$1,009,630	$1,423,376	$6,146,861
Charge-offs	(1,286,350)	(70,000)	(278,387)	(184,456)	(647,957)	(2,467,150)
Recoveries	10,083	-	-	126	20,810	31,019
Provisions	1,248,455	45,927	(9,356)	303,018	546,956	2,135,000
Ending balance	$2,527,282	$330,838	$516,107	$1,128,318	$1,343,185	$5,845,730

	For the Year Ended December 31, 2010
				1-4 Family
	Commercial	Construction and	Multi-Family	Residential
	Real Estate	Land Development	Real Estate	Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning balance	$1,991,889	$2,510,656	$620,475	$679,097	$1,368,478	$7,170,595
Charge-offs	(539,000)	(3,491,360)	(26,243)	(511,065)	(563,920)	(5,131,588)
Recoveries	-	-	-	675	16,179	16,854
Provisions	1,102,205	1,335,615	209,618	840,923	602,639	4,091,000
Ending balance	$2,555,094	$354,911	$803,850	$1,009,630	$1,423,376	$6,146,861

Activity in the allowance for loan losses is summarized as follows for the year ended December 31, 2009:

2009

Balance, beginning	$5,379,155
Provision charged to income	2,450,000
Loans charged off	(675,926)
Recoveries	17,366
Balance, ending	$7,170,595

The following tables present the balance in the allowance for loan losses and recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010.

	December 31, 2011
				1-4 Family
	Commercial	Construction and	Multi-Family	Residential
	Real Estate	Land Development	Real Estate	Real Estate	Consumer	Total
Allowance for Loan Losses:
Individually evaluated for impairment	$738,650	$202,000	$-	$142,400	$61,582	$1,144,632
Collectively evaluated for impairment	1,788,632	128,838	516,107	985,918	1,281,603	4,701,098
Total ending allowance balance	$2,527,282	$330,838	$516,107	$1,128,318	$1,343,185	$5,845,730

Loans:
Individually evaluated for impairment	$8,421,631	$1,835,950	$-	$4,509,307	$478,757	$15,245,645
Collectively evaluated for impairment	58,900,697	275,625	48,656,251	134,071,912	60,914,504	302,818,989
Total ending loan balance	$67,322,328	$2,111,575	$48,656,251	$138,581,219	$61,393,261	$318,064,634

	December 31, 2010
				1-4 Family
	Commercial	Construction and	Multi-Family	Residential
	Real Estate	Land Development	Real Estate	Real Estate	Consumer	Total
Allowance for Loan Losses:
Individually evaluated for impairment	$1,121,500	$237,000	$201,500	$85,111	$115,683	$1,760,794
Collectively evaluated for impairment	1,433,594	117,911	602,350	924,519	1,307,693	4,386,067
Total ending allowance balance	$2,555,094	$354,911	$803,850	$1,009,630	$1,423,376	$6,146,861

Loans:
Individually evaluated for impairment	$12,194,848	$3,301,345	$1,558,628	$5,167,369	$607,064	$22,829,254
Collectively evaluated for impairment	57,058,944	892,411	55,902,542	135,893,952	68,573,416	318,321,265
Total ending loan balance	$69,253,792	$4,193,756	$57,461,170	$141,061,321	$69,180,480	$341,150,519

The following tables summarize the recorded investment in impaired loans by segment, including loans for which no impairment is recorded, loans for which an impairment is recorded, and the resulting allowance for the impairment by segment as of December 31, 2011 and 2010.

	December 31, 2011

		Unpaid Principal	Associated	Average
	Carrying Amount	Balance	Allowance	Balance
With no specific allowance recorded:
Commercial Real Estate	$-	$-	$-
Construction and Land Development	-	-	-
Multi-Family Real Estate	-	-	-
1-4 Family Residential Real Estate	3,764,936	3,764,936	-
Consumer	349,300	349,300	-
With an allowance recorded:
Commercial Real Estate	8,421,631	8,421,631	738,650
Construction and Land Development	1,835,950	1,835,950	202,000
Multi-Family Real Estate	-	-	-
1-4 Family Residential Real Estate	744,371	744,371	142,400
Consumer	129,457	129,457	61,582
Total:
Commercial Real Estate	8,421,631	8,421,631	738,650	$8,797,584
Construction and Land Development	1,835,950	1,835,950	202,000	2,475,918
Multi-Family Real Estate	-	-	-	389,657
1-4 Family Residential Real Estate	4,509,307	4,509,307	142,400	4,782,398
Consumer	478,757	478,757	61,582	785,557
	$15,245,645	$15,245,645	$1,144,632	$17,231,114

	December 31, 2010

		Unpaid Principal	Associated	Average
	Carrying Amount	Balance	Allowance	Balance
With no specific allowance recorded:
Commercial Real Estate	$1,584,352	$1,852,852	$-
Construction and Land Development	892,017	2,962,017	-
Multi-Family Real Estate	-	-	-
1-4 Family Residential Real Estate	4,560,823	4,872,752	-
Consumer	433,793	442,786	-
With an allowance recorded:
Commercial Real Estate	10,610,496	10,610,496	1,121,500
Construction and Land Development	2,409,328	2,409,328	237,000
Multi-Family Real Estate	1,558,628	1,558,628	201,500
1-4 Family Residential Real Estate	606,546	606,546	85,111
Consumer	173,271	173,271	115,683
Total:
Commercial Real Estate	12,194,848	12,463,348	1,121,500	$9,780,378
Construction and Land Development	3,301,345	5,371,345	237,000	7,277,842
Multi-Family Real Estate	1,558,628	1,558,628	201,500	519,543
1-4 Family Residential Real Estate	5,167,369	5,479,298	85,111	5,083,518
Consumer	607,064	616,057	115,683	544,684
	$22,829,254	$25,488,676	$1,760,794	$23,205,965

Interest income recognized on impaired loans was approximately $617,000, $572,000, and $931,000 for years ended 2011, 2010 and 2009 respectively.

Credit Quality Indicators

Credit quality indicators are used by management in determining the allowance for loan losses.  The primary credit quality indicators used by management include loan classification and delinquency status.  These indicators are used to identify and evaluate trends and deterioration in the loan portfolio.

The primary credit quality indicator used by management in the commercial real estate, construction and land development, and multi-family real estate loan portfolios is the internal classification of the loans.  Loans in these portfolios that are over $500,000 are reviewed annually at which time they are assigned a classification.  Loans may also be reviewed prior to the annual review cycle based on current information that becomes available regarding the borrower's ability to service the loan.  Loans may be classified as watch, special mention, substandard, or doubtful.  An asset is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Substandard assets include those characterized by the distinct possibility that the bank will sustain some loss if the deficiencies are not corrected.  Assets classified as doubtful have all of the weaknesses inherent in those classified substandard, with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.  Assets that do not expose the bank to risk sufficient to warrant classification in one of the aforementioned categories, but which possess potential weaknesses that deserve management's close attention are designated as special mention.  If left uncorrected, these potential weaknesses could increase the level of risk to the Bank in the future.  Commercial loans to borrowers whose most recent financial information shows deterioration in the earliest stages and warrant greater than routine attention and monitoring by management are designated as watch.  Impaired loans and troubled debt restructurings are generally classified as substandard or doubtful.

The primary credit quality indicator used by management in the residential real estate and consumer loan portfolios is the delinquency status of the loans.

The following tables summarize the recorded investment in loan segments by credit quality indicator as of December 31, 2011 and 2010.  Past due status is reported as of December 31, 2011 and 2010.  Internal classification ratings reflect the most recent classification assigned generally based on an annual review performed during the periods reported.

	Commercial Loans
	Credit risk profile by internally assigned grade
	December 31, 2011
	Commercial	Construction and	Multi-Family
	Real Estate	Land Development	Real Estate	Total
Grade:
Pass	$52,737,956	$275,625	$45,239,400	$98,252,981
Watch	6,162,741	-	3,416,851	9,579,592
Special Mention	-	-	-	-
Substandard	7,682,981	1,633,950	-	9,316,931
Doubtful	738,650	202,000	-	940,650
	$67,322,328	$2,111,575	$48,656,251	$118,090,154

	December 31, 2010
	Commercial	Construction and	Multi-Family
	Real Estate	Land Development	Real Estate	Total
Grade:
Pass	$53,092,384	$892,411	$53,291,156	$107,275,951
Watch	3,966,560	-	2,611,386	6,577,946
Special Mention	-	-	-	-
Substandard	11,073,348	3,064,345	1,357,128	15,494,821
Doubtful	1,121,500	237,000	201,500	1,560,000
	$69,253,792	$4,193,756	$57,461,170	$130,908,718

	Residential Real Estate and Consumer Loans
	Credit risk profile based on delinquency status
	December 31, 2011
	1-4 Family
	Residential	Second	Other Consumer
	Real Estate	Mortgage	Loans	Total
Current	$136,573,437	$43,582,655	$17,201,581	$197,357,673
Past due 30-89 days	921,298	117,620	233,208	1,272,126
Past due 90 days and greater	1,086,484	197,604	60,593	1,344,681
	$138,581,219	$43,897,879	$17,495,382	$199,974,480

	December 31, 2010
	1-4 Family
	Residential	Second	Other Consumer
	Real Estate	Mortgage	Loans	Total
Current	$137,430,650	$50,136,653	$17,590,417	$205,157,720
Past due 30-89 days	1,473,094	786,900	203,341	2,463,335
Past due 90 days and greater	2,157,577	425,500	37,669	2,620,746
	$141,061,321	$51,349,053	$17,831,427	$210,241,801

An aging analysis of the recorded investment in loans by segment at December 31, 2011 and 2010 are summarized as follows.

	December 31, 2011
	30-89 Days	90 Days Past Due
	Past Due	and Greater	Total Past Due	Current	Total
Commercial Loans:
Commercial Real Estate	$26,796	$-	$26,796	$67,295,532	$67,322,328
Construction and Land Development	1,132,119	703,831	1,835,950	275,625	2,111,575
Multi-Family Real Estate	-	-	-	48,656,251	48,656,251
1-4 Family Residential Real Estate	921,298	1,086,484	2,007,782	136,573,437	138,581,219
Consumer:
Second mortgage	117,620	197,604	315,224	43,582,655	43,897,879
Other consumer loans	233,208	60,593	293,801	17,201,581	17,495,382
	$2,431,041	$2,048,512	$4,479,553	$313,585,081	$318,064,634

	December 31, 2010
	30-89 Days	90 Days Past Due
	Past Due	and Greater	Total Past Due	Current	Total
Commercial Loans:
Commercial Real Estate	$-	$440,193	$440,193	$68,813,599	$69,253,792
Construction and Land Development	-	1,411,752	1,411,752	2,782,004	4,193,756
Multi-Family Real Estate	373,518	1,558,628	1,932,146	55,529,024	57,461,170
1-4 Family Residential Real Estate	1,473,094	2,157,577	3,630,671	137,430,650	141,061,321
Consumer:
Second mortgage	786,900	425,500	1,212,400	50,136,653	51,349,053
Other consumer loans	203,341	37,669	241,010	17,590,417	17,831,427
	$2,836,853	$6,031,319	$8,868,172	$332,282,347	$341,150,519

There were no loans greater than 90 days past due and still accruing interest at December 31, 2011 and 2010.  Nonaccrual loans at December 31, 2011 and 2010 by segment are summarized below:

	2011	2010
Commercial Loans:
Commercial Real Estate	$1,511,299	$5,408,650
Construction and Land Development	1,835,950	1,679,839
Multi-Family Real Estate	-	1,558,628
1-4 Family Residential Real Estate	1,086,485	2,459,406
Consumer:
Second mortgage	197,603	425,500
Other consumer loans	60,593	37,669
	$4,691,930	$11,569,692

TDRs are loans on which, due to the borrower's financial difficulties, a concession has been granted that would not otherwise be considered.  In most cases, modifications of loan terms that could potentially qualify as a TDR include reduction of contractual interest rate, extension of the maturity date or a reduction of the principal balance.  A TDR is placed on accrual status when both principal and interest are current and it is probable that we will be able to collect all amounts due (both principal and interest) according to the terms of the loan agreement.  All loans classified as TDRs are considered to be impaired.

The following table summarizes loans that have been restructured for year ended December 31, 2011:

	December 31, 2011
	Number of Loans	Pre-restructuring Principal Balance	Post-restructuring Principal Balance
Troubled debt restructurings:
Commercial Real Estate	3	$5,919,269	$5,919,269
Construction and Land Development	1	743,761	743,761
Multi-Family Real Estate	-	-	-
1-4 Family Residential Real Estate	15	1,515,061	1,570,377
Consumer	13	377,400	356,785
Total:	32	$8,555,491	$8,590,192

The TDRs described above increased the allowance for loan losses by approximately $123,000 for the year ended December 31, 2011 and resulted in charge-offs of $33,500 for the year ended December 31, 2011.  The majority of these TDRs were a result of changes in interest rates and accounted for approximately 90% of the modifications.  The difference between the post-restructuring principal balance compared to the pre-restructuring principal balance is due to charge-offs or capitalization of interest.  One 1-4 family residential real estate loan received an advance of additional funds of approximately $26,000.

A restructured loan is considered to be in payment default once it is 30 days contractually past due under the modified terms.  The following table summarizes, as of December 31, 2011, loans that were restructured within the last 12 months that have subsequently defaulted during the reported period:

	December 31, 2011
	Number of Loans	Principal Balance of Defaulted Loans
Commercial Real Estate	-	$-
Construction and Land Development	1	703,831
Multi-Family Real Estate	-	-
1-4 Family Residential Real Estate	4	472,363
Consumer	2	31,434
Total:	7	$1,207,628

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers and their immediate families (commonly referred to as related parties), all of which have been made, in the opinion of management, on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated third parties.

Activity in loans receivable from these related parties of the Company consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Beginning balance	$496,638	$301,882
New loans	448,000	491,414
Available line of credit balance	-	(155,537)
Change in status	(378,136)	(122,925)
Repayments	(8,339)	(18,196)
Ending balance	$558,163	$496,638